Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Financial Risk Management
Due to related parties		$ 230		$ 5,610	[1]
Interest rate swaps - Total expected cash inflows (outflows)		7,048		4,566
Less than 1 month
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		(292)		(31)
3 - 12 months
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		(1)		(1,581)
1 - 5 years
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		7,341		5,359
More than five years
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)				819
Interest rate swaps
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		7,048		4,566
Interest rate swaps | Less than 1 month
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		(292)		(31)
Interest rate swaps | 3 - 12 months
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		(1)		(1,581)
Interest rate swaps | 1 - 5 years
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)		$ 7,341		5,359
Interest rate swaps | More than five years
Financial Risk Management
Interest rate swaps - Total expected cash inflows (outflows)				$ 819
Fixed interest rate
Financial Risk Management
Interest rate		9.125%
GAS-seven Ltd and GAS-eight Ltd
Financial Risk Management
Revolving credit facility commitment fee		0.90%		0.90%
GasLog Ltd.
Financial Risk Management
Due to related parties	[2]	$ 230		$ 255	[1]
Revolving credit facility commitment fee		1.00%		2.40%
Liquidity risk
Financial Risk Management
Trade accounts payable		$ 4,636		$ 2,251	[1]
Due to related parties		230		5,610	[1]
Other payables and accruals	[3]	19,088		17,571	[1]
Other non-current liabilities		250		182	[1]
Total		1,347,327		1,454,005	[1]
Liquidity risk | Less than 1 month
Financial Risk Management
Trade accounts payable		4,501		2,232	[1]
Other payables and accruals	[3]	8,426		9,516	[1]
Total		54,957		24,054	[1]
Liquidity risk | 1 - 3 months
Financial Risk Management
Trade accounts payable		78
Due to related parties		230		5,610	[1]
Other payables and accruals	[3]	8,261		7,265	[1]
Total		30,823		33,938	[1]
Liquidity risk | 3 - 12 months
Financial Risk Management
Trade accounts payable		57		19	[1]
Other payables and accruals	[3]	2,401		790	[1]
Total		80,824		78,354	[1]
Liquidity risk | 1 - 5 years
Financial Risk Management
Other non-current liabilities		250		182	[1]
Total		980,818		1,090,051	[1]
Liquidity risk | More than five years
Financial Risk Management
Total		199,905		227,608	[1]
Liquidity risk | Floating interest rate
Financial Risk Management
Loans		$ 1,259,386		$ 1,427,061	[1]
Interest rate		3.77%		3.40%	[1]
Liquidity risk | Floating interest rate | Less than 1 month
Financial Risk Management
Loans		$ 42,030		$ 12,306	[1]
Liquidity risk | Floating interest rate | 1 - 3 months
Financial Risk Management
Loans		21,152		21,063	[1]
Liquidity risk | Floating interest rate | 3 - 12 months
Financial Risk Management
Loans		75,057		77,044	[1]
Liquidity risk | Floating interest rate | 1 - 5 years
Financial Risk Management
Loans		921,242		1,089,040	[1]
Liquidity risk | Floating interest rate | More than five years
Financial Risk Management
Loans		199,905		227,608	[1]
Liquidity risk | Fixed interest rate
Financial Risk Management
Loans		63,737	[4]	1,330	[1],[5]
Liquidity risk | Fixed interest rate | 1 - 3 months
Financial Risk Management
Loans	[4]	1,102
Liquidity risk | Fixed interest rate | 3 - 12 months
Financial Risk Management
Loans		3,309	[4]	501	[1],[5]
Liquidity risk | Fixed interest rate | 1 - 5 years
Financial Risk Management
Loans		$ 59,326	[4]	$ 829	[1],[5]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).
[2]	The balances represent payments made by GasLog on behalf of the Partnership.
[3]	Unearned revenue is excluded since it is not a financial liability.
[4]	Interest is charged at 9.125% on the outstanding amount. A commitment fee of 1.0% is charged on the available amount of the new sponsor credit facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.
[5]	A commitment fee is charged at 2.4% on the available amount of the old sponsor credit facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.